Loans and Advances to Customers	12 Months Ended
Dec. 31, 2021
Net Loans And Advances To Customers [Abstract]
Loans and Advances to Customers
13. LOANS AND ADVANCES TO CUSTOMERS

	Group
	2021	2020
	£m	£m
Loans secured on residential properties	174,712	166,714
Corporate loans	19,282	23,613
Finance leases	3,916	6,554
Secured advances	—	—
Other unsecured loans	9,404	9,933
Accrued interest and other adjustments	452	861
Amounts due from fellow Banco Santander subsidiaries and joint ventures	3,175	2,425
Amounts due from Santander UK Group Holdings plc	6	7
Amounts due from subsidiaries	—	—
Loans and advances to customers	210,947	210,107
Credit impairment loss allowances on loans and advances to customers	(828)	(1,303)
RV and voluntary termination provisions on finance leases	(25)	(54)
Net loans and advances to customers	210,094	208,750
For movements in expected credit losses, see the 'Movement in total exposures and the corresponding ECL' table in the Santander UK group level - Credit risk review section of the Risk review.
Finance lease and hire purchase contract receivables may be analysed as follows:

						Group
	2021			2020
	Gross investment	Unearned finance income	Net investment	Gross investment	Unearned finance income	Net investment
	£m	£m	£m	£m	£m	£m
No later than one year	1,906	(5)	1,901	3,468	(297)	3,171
Later than one year and not later than two years	1,324	(200)	1,124	1,829	(173)	1,656
Later than two years and not later than three years	771	(141)	630	1,099	(106)	993
Later than three years and not later than four years	343	(82)	261	575	(55)	520
Later than four years and not later than five years	38	(38)	—	231	(25)	206
Later than five years	—	—	—	8	—	8
	4,382	(466)	3,916	7,210	(656)	6,554
The Santander UK group enters into finance leasing arrangements primarily for the financing of motor vehicles and a range of assets for its corporate customers. Included in the carrying value of net investment in finance leases and hire purchase contracts is £1,510m (2020: £3,552m) of unguaranteed RV at the end of the current lease terms, which is expected to be recovered through re-payment, re-financing or sale. Contingent rent income of £nil (2020: £nil, 2019: £nil) was earned in the year, which was classified in ‘Interest and similar income’. Finance income on the net investment in finance leases was £243m (2020: £308m, 2019: £299m).
Finance lease receivable balances are secured over the asset leased. The Santander UK group is not permitted to sell or repledge the asset in the absence of default by the lessee. The Directors consider that the carrying amount of the finance lease receivables approximates to their fair value.
Included within loans and advances to customers are advances assigned to bankruptcy remote structured entities and Abbey Covered Bonds LLP. These loans provide security to issues of covered bonds and mortgage-backed or other asset-backed securities issued by the Santander UK group. For more, see Note 14.
At 31 December 2021 and 2020, the Santander UK group had contracted with lessees for the following future undiscounted minimum lease payments receivable under operating leases.

	Group
	2021	2020
	£m	£m
No later than one year	31	17
Later than one year and not later than two years	27	16
Later than two years and not later than three years	21	15
Later than three years and not later than four years	15	11
Later than four years and not later than five years	11	10
Later than five years	28	29
	133	98